Schedule of subsidiaries company (Details)	6 Months Ended
	Mar. 31, 2026	Feb. 26, 2026	Oct. 11, 2025	Nov. 04, 2024
Date of Incorporation	Mar. 19, 2021
Darkiris Inc [Member]
Date of Incorporation	May 21, 2024
Place of Incorporation	Cayman Islands
Principal Activities Incorporation	Holding company
Quantum Limited [Member]
Date of Incorporation	Mar. 19, 2021
Place of Incorporation	Hong Kong, China
Principal Activities Incorporation	Software development, internet sales, wholesale and retail of cultural products
Ownership percentage	100.00%
Hong Kong Stellar Wisdom Co Limited [Member]
Date of Incorporation	May 11, 2018
Place of Incorporation	Hong Kong, China
Principal Activities Incorporation	Software development, internet sales, wholesale and retail of cultural products
Ownership percentage	100.00%			100.00%
Darkiris Digital Technology Co Ltd [Member]
Date of Incorporation	Oct. 11, 2025
Place of Incorporation	Fujian, China
Principal Activities Incorporation	Software development, internet sales, wholesale and retail of cultural products
Ownership percentage	100.00%		100.00%
Aether Intelligence Pte Ltd [Member]
Date of Incorporation	Feb. 26, 2026
Place of Incorporation	Singapore
Principal Activities Incorporation	Software development, internet sales, wholesale and retail of cultural products
Ownership percentage	55.00%	55.00%